Consolidated shareholders’ equity - Summary of Repurchases Program (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share repurchase 2020 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)	5,685,426
Value	€ 461
Share repurchase 2019 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)	3,982,939
Value	€ 361
Share repurchase 2018 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)		147,793	6,884,792
Value		€ 12	€ 501
Share repurchase 2017 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)			8,489,873
Value			€ 602